Intangible assets - Net impairment charges (reversals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of intangible assets
Net impairment charges (reversals)	$ 434	$ 224	$ 2,085
Carrying value	$ 38,089	$ 39,307	$ 42,492
Post-tax weighted average cost of capital	7.50%	7.00%	7.00%
Reversal of impairment loss, intangible assets other than goodwill	$ 0	$ 94	$ 0
Minimum
Impairment of intangible assets
Discount rate applied to cash flow projections	7.50%
Maximum
Impairment of intangible assets
Discount rate applied to cash flow projections	9.50%
Research and development expense.
Impairment of intangible assets
Net impairment charges (reversals)	$ 417	95	1,464
Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)	17	129	621
Launched products
Impairment of intangible assets
Impairment charges	17	146	603
Launched products | Roxadustat
Impairment of intangible assets
Impairment charges			121
Carrying value			215
Launched products | Bydureon
Impairment of intangible assets
Impairment charges			469
Carrying value			50
Launched products | Other launched products
Impairment of intangible assets
Impairment charges			13
Products in development
Impairment of intangible assets
Impairment charges	417	172	1,464
Reversal of impairment loss, intangible assets other than goodwill		77
Products in development | ALXN1840
Impairment of intangible assets
Impairment charges	244
Products in development | Ardea
Impairment of intangible assets
Impairment charges			1,172
Product, marketing and distribution rights
Impairment of intangible assets
Net impairment charges (reversals)	434	159	2,067
Carrying value	36,941	38,393	41,314
Product, marketing and distribution rights | Research and development expense.
Impairment of intangible assets
Net impairment charges (reversals)	417	95	1,464
Product, marketing and distribution rights | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)	17	64	603
Other intangibles
Impairment of intangible assets
Net impairment charges (reversals)		82
Carrying value	646	497	748
Other intangibles | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)		82
Software development costs
Impairment of intangible assets
Net impairment charges (reversals)		(17)	18
Carrying value	$ 502	417	430
Software development costs | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)		$ (17)	$ 18